Summary of Principal Accounting Policies - Schedule of Revenues by Primary Geographical Markets based on the Location of Customers (Details) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Schedule of Revenues by Primary Geographical Markets Based on the Location of Customers [Line Items]
Revenues	$ 6,111,500	$ 10,345,500	$ 20,908,300	$ 25,953,200
Membership and Top-up Streaming Services Revenue [Member]
Schedule of Revenues by Primary Geographical Markets Based on the Location of Customers [Line Items]
Revenues	4,876,400	9,294,400	17,331,900	23,614,200
Online Advertising Services [Member]
Schedule of Revenues by Primary Geographical Markets Based on the Location of Customers [Line Items]
Revenues	725,600	1,031,100	1,875,900	2,319,000
Content Licensing [Member]
Schedule of Revenues by Primary Geographical Markets Based on the Location of Customers [Line Items]
Revenues	509,500	20,000	1,700,500	20,000
United States and Canada [Member]
Schedule of Revenues by Primary Geographical Markets Based on the Location of Customers [Line Items]
Revenues	1,053,000	2,840,500	5,719,800	10,691,000
United States and Canada [Member] | Membership and Top-up Streaming Services Revenue [Member]
Schedule of Revenues by Primary Geographical Markets Based on the Location of Customers [Line Items]
Revenues	1,053,000	2,840,500	5,719,800	10,691,000
United States and Canada [Member] | Online Advertising Services [Member]
Schedule of Revenues by Primary Geographical Markets Based on the Location of Customers [Line Items]
Revenues
United States and Canada [Member] | Content Licensing [Member]
Schedule of Revenues by Primary Geographical Markets Based on the Location of Customers [Line Items]
Revenues
Asia Pacific [Member]
Schedule of Revenues by Primary Geographical Markets Based on the Location of Customers [Line Items]
Revenues	3,414,800	5,631,300	10,272,900	10,446,900
Asia Pacific [Member] | Membership and Top-up Streaming Services Revenue [Member]
Schedule of Revenues by Primary Geographical Markets Based on the Location of Customers [Line Items]
Revenues	2,179,700	4,580,200	6,696,500	8,107,900
Asia Pacific [Member] | Online Advertising Services [Member]
Schedule of Revenues by Primary Geographical Markets Based on the Location of Customers [Line Items]
Revenues	725,600	1,031,100	1,875,900	2,319,000
Asia Pacific [Member] | Content Licensing [Member]
Schedule of Revenues by Primary Geographical Markets Based on the Location of Customers [Line Items]
Revenues	509,500	20,000	1,700,500	20,000
EMEA [Member]
Schedule of Revenues by Primary Geographical Markets Based on the Location of Customers [Line Items]
Revenues	1,360,000	1,177,400	3,896,000	3,133,800
EMEA [Member] | Membership and Top-up Streaming Services Revenue [Member]
Schedule of Revenues by Primary Geographical Markets Based on the Location of Customers [Line Items]
Revenues	1,360,000	1,177,400	3,896,000	3,133,800
EMEA [Member] | Online Advertising Services [Member]
Schedule of Revenues by Primary Geographical Markets Based on the Location of Customers [Line Items]
Revenues
EMEA [Member] | Content Licensing [Member]
Schedule of Revenues by Primary Geographical Markets Based on the Location of Customers [Line Items]
Revenues
Latin America [Member]
Schedule of Revenues by Primary Geographical Markets Based on the Location of Customers [Line Items]
Revenues	283,700	696,300	1,091,600	1,681,500
Latin America [Member] | Membership and Top-up Streaming Services Revenue [Member]
Schedule of Revenues by Primary Geographical Markets Based on the Location of Customers [Line Items]
Revenues	283,700	696,300	1,091,600	1,681,500
Latin America [Member] | Online Advertising Services [Member]
Schedule of Revenues by Primary Geographical Markets Based on the Location of Customers [Line Items]
Revenues
Latin America [Member] | Content Licensing [Member]
Schedule of Revenues by Primary Geographical Markets Based on the Location of Customers [Line Items]
Revenues